Operating Segments - Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure Of Detailed information about reserves within equity [Text Block]
Total segment revenue	$ 104,153	$ 136,842	$ 156,311
Intersegment eliminations	(14,088)	(24,922)	(24,923)
Other revenue
Total revenue	$ 90,065	$ 111,920	$ 131,388